UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® California Municipal
Income Fund

May 31, 2007

1.802197.103

CFL-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 101.9%
	Principal Amount (000s)	Value (000s)
California - 100.9%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$ 2,720	$ 883
0% 8/1/32 (FGIC Insured)	3,760	1,163
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,884
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,844
5% 12/1/20 (AMBAC Insured)	2,810	2,997
0% 6/15/17 (MBIA Insured)	2,310	1,502
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,971
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Improvements Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,189
Series C:
0% 9/1/19 (FSA Insured)	1,285	751
0% 9/1/22 (FSA Insured)	5,150	2,583
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,316
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,217
5% 8/1/17 (FGIC Insured)	5,030	5,353
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,916
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,170
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,352
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,471
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,179
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,874
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,904
0% 8/1/12 (AMBAC Insured)	2,800	2,285
0% 8/1/17 (AMBAC Insured)	1,000	650
0% 8/1/18 (AMBAC Insured)	2,000	1,239
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,047
5.5% 5/1/14 (AMBAC Insured)	7,935	8,596
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A: - continued
5.5% 5/1/15 (AMBAC Insured)	$ 9,000	$ 9,728
6% 5/1/13	2,320	2,555
6% 5/1/14	7,500	8,245
6% 5/1/14 (MBIA Insured)	2,000	2,216
California Dept. of Wtr. Resources Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	843
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/13	3,000	3,220
Series A:
5% 7/1/15	12,275	13,055
5% 7/1/15 (MBIA Insured)	9,300	9,921
5.25% 1/1/11	7,250	7,595
5.25% 7/1/13 (MBIA Insured)	9,110	9,805
5.25% 7/1/14	3,540	3,831
5.25% 7/1/14 (FGIC Insured)	11,900	12,915
California Edl. Facilities Auth. Rev.:
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	518
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,651
5% 2/1/17	1,000	1,029
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,545
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	720
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,099
5.25% 9/1/26	7,910	8,695
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,038
5.125% 2/1/30	6,000	6,125
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,320
Series O, 5.125% 1/1/31	5,000	5,082
California Gen. Oblig.:
Series 1, 5% 9/1/17	2,000	2,125
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,179
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,009
Series 2005, 5.5% 6/1/28	275	286
Series 2007:
5.625% 5/1/20	150	158
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2007:
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (e)	$ 255	$ 271
5.625% 5/1/26	215	226
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (e)	80	85
5.75% 5/1/30	160	169
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (e)	60	64
4.5% 8/1/30	5,000	4,853
4.5% 10/1/36	5,000	4,803
5% 2/1/09	2,760	2,818
5% 2/1/09	1,335	1,363
5% 2/1/10	3,000	3,091
5% 2/1/11	3,000	3,116
5% 11/1/12	4,105	4,294
5% 3/1/13	1,095	1,153
5% 3/1/15	3,050	3,243
5% 8/1/18	48,010	51,062
5% 8/1/21	5,000	5,266
5% 12/1/21	10,000	10,525
5% 2/1/23	1,095	1,134
5% 2/1/26 (AMBAC Insured)	1,500	1,553
5% 3/1/26	2,800	2,915
5% 6/1/26	4,300	4,466
5% 6/1/27 (AMBAC Insured)	2,800	2,923
5% 6/1/29	5,005	5,188
5% 2/1/31 (MBIA Insured)	2,800	2,899
5% 3/1/31	4,600	4,778
5% 4/1/31 (AMBAC Insured)	5	5
5% 4/1/31 (Pre-Refunded to 4/1/14 @ 100) (e)	2,995	3,205
5% 6/1/31	2,000	2,072
5% 12/1/31 (MBIA Insured)	2,000	2,079
5% 12/1/31 (Pre-Refunded to 6/1/14 @ 100) (e)	1,300	1,393
5% 9/1/32	4,200	4,367
5% 9/1/32	10,000	10,397
5% 8/1/33	3,400	3,521
5% 9/1/33	10,000	10,397
5% 8/1/35	6,200	6,418
5% 9/1/35	9,400	9,766
5.125% 11/1/24	2,800	2,936
5.125% 2/1/26	2,800	2,929
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 10/1/09	$ 2,150	$ 2,223
5.25% 2/1/11	5,790	6,064
5.25% 3/1/11	1,405	1,473
5.25% 3/1/12	3,000	3,174
5.25% 10/1/14	300	301
5.25% 2/1/15	2,315	2,473
5.25% 2/1/15 (MBIA Insured)	5,040	5,420
5.25% 2/1/16	7,500	8,011
5.25% 2/1/16 (MBIA Insured)	4,050	4,333
5.25% 10/1/17	260	261
5.25% 11/1/18	3,000	3,203
5.25% 2/1/20	6,805	7,249
5.25% 2/1/22	2,020	2,145
5.25% 11/1/26	1,000	1,060
5.25% 2/1/27 (MBIA Insured)	5,490	5,788
5.25% 4/1/27	5	5
5.25% 4/1/27 (Pre-Refunded to 4/1/14 @ 100) (e)	2,995	3,246
5.25% 2/1/28	5,085	5,374
5.25% 4/1/29	5	5
5.25% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (e)	2,695	2,921
5.25% 11/1/29	5,000	5,292
5.25% 4/1/30	35	37
5.25% 4/1/30 (Pre-Refunded to 4/1/12 @ 100) (e)	1,955	2,081
5.25% 2/1/33	8,150	8,568
5.25% 12/1/33	105	111
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (e)	10,395	11,286
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (e)	13,000	14,090
5.375% 4/1/15 (MBIA Insured)	1,500	1,599
5.5% 6/1/10	1,625	1,703
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,050	3,229
5.5% 4/1/28	5	5
5.5% 4/1/28 (Pre-Refunded to 4/1/14 @ 100) (e)	250	275
5.5% 4/1/30	25	27
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	610	670
5.5% 11/1/33	34,870	37,554
5.75% 10/1/10	7,325	7,769
5.75% 12/1/10	2,500	2,659
6% 4/1/18	2,545	2,942
6.6% 2/1/09	14,355	15,021
6.75% 8/1/10	5,675	6,161
6.75% 8/1/12	1,100	1,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
7% 8/1/09	$ 5,105	$ 5,444
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (c)	5,000	5,202
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/14	1,485	1,563
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,351
California Hsg. Fin. Agcy. Rev.:
Series 1983 A, 0% 2/1/15	8,187	4,455
Series 1983 B, 0% 8/1/15	110	49
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,020	1,027
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,113
5.25% 2/1/32 (AMBAC Insured)	6,295	6,637
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,066
Series C, 3.9%, tender 12/1/11 (c)	5,020	5,038
5% 12/1/27	1,080	1,119
5% 12/1/32	1,000	1,033
5% 10/1/33	7,235	7,527
5% 12/1/42	3,000	3,084
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,483
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,260
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,269
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,632
5% 6/1/14	2,000	2,116
5.25% 6/1/24	5,400	5,706
5.25% 6/1/25	5,000	5,280
5.25% 6/1/30	4,000	4,210
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,579
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,917
5% 11/1/21	2,020	2,117
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(California State Univ. Proj.):
Series A, 5% 10/1/14 (FGIC Insured)	$ 2,700	$ 2,886
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,315
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,828
Series A:
5.25% 6/1/12	2,485	2,630
5.5% 6/1/15	1,000	1,088
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	2,455	2,636
5% 11/1/16 (FGIC Insured)	2,000	2,154
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	2,000	2,150
5.5% 6/1/15 (MBIA Insured)	1,000	1,075
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,386
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,640
5.5% 6/1/17 (MBIA Insured)	4,775	5,206
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,363
(Dept. of Gen. Services Butterfield Proj.) Series A, 5% 6/1/23	2,900	3,010
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,158
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,330
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,638
(Univ. of California Research Proj.):
Series E, 5% 10/1/23	2,410	2,523
5% 11/1/25 (MBIA Insured)	5,165	5,403
(Univ. of California Revs. Proj.) Series E 5.25% 10/1/21	2,900	3,116
(Various California State Univ. Projs.) Series B:
5.5% 6/1/19	1,650	1,650
6.4% 12/1/09	3,700	3,838
Series 2005 H, 5% 6/1/16	5,000	5,290
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,812
Series 2005 K, 5% 11/1/17	5,625	5,945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Channel Islands Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07 (c)(e)	$ 5,500	$ 5,490
California State Univ. Rev.:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,388
5.5% 11/1/16 (AMBAC Insured)	1,500	1,623
5% 11/1/15 (FSA Insured) (b)	1,900	2,038
5% 11/1/16 (FSA Insured) (b)	1,000	1,076
5% 11/1/17 (FSA Insured) (b)	1,225	1,321
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (e)	890	900
6% 7/1/09 (Escrowed to Maturity) (e)	985	1,015
(Saint Joseph Health Sys. Proj.) 5.25% 7/1/08 (Pre-Refunded to 7/1/07 @ 102) (e)	2,710	2,767
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	9,700	9,760
California Statewide Communities Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,912
(Daughters of Charity Health Sys. Proj.):
Series G, 5.25% 7/1/12	900	941
5.25% 7/1/13	1,475	1,550
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,964
(Kaiser Permanente Health Sys. Proj.):
Series 2004 H, 2.625%, tender 5/1/08 (c)	1,795	1,774
Series B, 4.3641% 4/1/36 (c)	6,500	6,506
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,698
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	1,939
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,116
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,262
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,460	1,674
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,207
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,682
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	$ 3,295	$ 3,438
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,291
Commerce Refuse To Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,700
5.5% 7/1/15 (MBIA Insured)	2,685	2,978
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,234
Corona-Norco Unified School District Series A:
5% 8/1/19 (FSA Insured) (b)	2,570	2,751
5% 8/1/22 (FSA Insured) (b)	1,470	1,561
5% 8/1/25 (FSA Insured) (b)	1,435	1,517
5% 8/1/26 (FSA Insured) (b)	2,000	2,112
5% 8/1/27 (FSA Insured) (b)	1,785	1,884
5% 8/1/31 (FSA Insured) (b)	5,000	5,264
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,118
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,234
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	3,016
Davis Spl. Tax:
5% 9/1/11 (AMBAC Insured) (b)	595	621
5% 9/1/12 (AMBAC Insured) (b)	625	658
5% 9/1/13 (AMBAC Insured) (b)	655	693
5% 9/1/14 (AMBAC Insured) (b)	690	735
5% 9/1/15 (AMBAC Insured) (b)	725	775
5% 9/1/18 (AMBAC Insured) (b)	835	893
5% 9/1/20 (AMBAC Insured) (b)	925	981
5% 9/1/22 (AMBAC Insured) (b)	1,020	1,076
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,840
5% 4/1/12	4,210	4,301
5% 4/1/13	1,830	1,869
5.25% 4/1/09	1,600	1,628
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	15,600	16,316
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	8,936
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,569
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,025	$ 5,065
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	748
0% 10/1/25 (AMBAC Insured)	1,665	711
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	886
0% 8/1/21 (MBIA Insured)	1,000	534
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,392
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,939
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,282
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	733
Foothill-De Anza Cmnty. College District:
Series 2007 B, 4% 8/1/10 (AMBAC Insured)	1,925	1,939
0% 8/1/15 (MBIA Insured)	2,430	1,749
0% 8/1/19 (MBIA Insured)	5,365	3,184
0% 8/1/20 (MBIA Insured)	6,425	3,629
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	13,692
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	637
5% 1/1/35 (MBIA Insured)	24,070	24,528
0% 1/15/27 (a)	4,000	3,736
0% 1/15/27 (MBIA Insured) (a)	4,500	4,378
0% 1/15/29 (a)	4,000	3,736
5% 1/15/16 (MBIA Insured)	5,860	6,092
5.75% 1/15/40	8,155	8,512
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	921
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,329
5.75% 7/1/30 (MBIA Insured)	1,000	1,063
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,079
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (e)	$ 15,355	$ 15,375
6.625% 6/1/40 (Pre-Refunded to 6/1/13 @ 100) (e)	2,900	3,318
Series 2003 B, 5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,291
Series A, 5% 6/1/45	16,425	16,828
Series A-1:
5% 6/1/11	1,500	1,548
5% 6/1/13	1,000	1,035
5% 6/1/14	2,000	2,074
5% 6/1/15	1,000	1,038
Series A1:
5% 6/1/12	1,400	1,447
5% 6/1/33	3,000	2,962
Series B:
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,763
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	6,834
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,694
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,489
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	629
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,609
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,113
5% 5/15/15 (FGIC Insured) (d)	1,000	1,050
6% 5/15/09 (FGIC Insured) (d)	3,450	3,602
6% 5/15/10 (FGIC Insured) (d)	1,000	1,058
6% 5/15/12 (FGIC Insured) (d)	3,500	3,813
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,942
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,643
(Disney Parking Proj.):
0% 3/1/10	2,000	1,788
0% 3/1/11	1,950	1,668
0% 3/1/12	2,180	1,779
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.):
0% 3/1/13	$ 6,490	$ 5,064
0% 9/1/14 (AMBAC Insured)	3,860	2,873
0% 3/1/18	3,000	1,814
0% 3/1/19	3,200	1,836
0% 3/1/20	1,000	544
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,135
5.375% 9/1/17 (FSA Insured)	1,095	1,189
5.375% 9/1/18 (FSA Insured)	1,155	1,248
5.375% 9/1/19 (FSA Insured)	1,210	1,304
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,857
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	290
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	4,177
5% 5/15/18 (MBIA Insured) (d)	1,410	1,476
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,062
5.25% 5/15/19 (FGIC Insured)	3,000	3,172
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,123
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,384
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,562
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,094
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,791
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,627
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,970	15,445
Los Angeles Unified School District Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,187
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,195	2,546
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	895
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Marina Coast Wtr. District Ctfs. of Prtn. 5% 6/1/37 (MBIA Insured)	$ 3,500	$ 3,649
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	558
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	17,800	18,657
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,061
0% 8/1/25 (FGIC Insured)	2,800	1,205
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,691
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,707
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,006
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,989
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	747
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	659
Monterey County Ctfs. of Prtn.:
Series 2001, 5.25% 8/1/16 (Pre-Refunded to 8/1/11 @ 100) (e)	2,445	2,588
5% 8/1/18 (AMBAC Insured)	3,580	3,842
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	586
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,167
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,405
12% 8/1/17 (FSA Insured)	1,000	1,652
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,689
Subseries C:
5% 9/1/16 (AMBAC Insured)	1,000	1,076
5% 9/1/17 (AMBAC Insured)	2,735	2,948
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series A, 5% 7/1/11	2,300	2,389
4.041% 7/1/13 (c)	9,000	9,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	$ 3,850	$ 5,088
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	6,900
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,065
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,068
5.5% 9/1/17 (FGIC Insured)	3,000	3,243
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,882
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,483
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,781
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,283
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,058
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,818
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,864
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,143
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,129
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,728
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,122
0% 8/1/21 (FGIC Insured)	1,000	534
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,225	2,227
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,189
Port of Oakland Gen. Oblig.:
Series 2002 N, 5% 11/1/12 (MBIA Insured) (d)	2,800	2,929
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,620
5% 11/1/15 (MBIA Insured) (d)	5,850	6,129
5% 11/1/17 (MBIA Insured) (d)	3,355	3,498
5% 11/1/18 (MBIA Insured) (d)	2,740	2,850
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	$ 1,805	$ 1,841
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,708
Regents of the Univ. of California Rev.:
(Ltd. Proj.) Series B:
5% 5/15/20 (FSA Insured)	2,800	2,958
5% 5/15/33 (FSA Insured)	1,000	1,042
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,279
5.5% 5/15/24 (AMBAC Insured)	1,000	1,073
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,709
4.55% 12/1/09 (f)	21,213	21,382
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,051
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,128
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,243
5% 5/15/17 (FSA Insured)	4,000	4,261
5.25% 5/15/16 (AMBAC Insured)	5,000	5,380
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	4,046
Series K, 5% 5/15/22 (b)	6,455	6,822
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	55	55
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,867
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,115
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,959
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,152
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,262
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	621
0% 8/1/25 (FGIC Insured)	2,725	1,172
0% 8/1/26 (FGIC Insured)	1,365	560
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	757
0% 8/1/27 (FGIC Insured)	1,940	765
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	$ 2,000	$ 2,208
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,490
Sacramento County Sanitation District Fing. Auth. Rev. 4.121% 12/1/35 (FGIC Insured) (c)	10,000	10,000
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,585
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,084
Series R, 5% 8/15/33 (MBIA Insured)	6,825	7,082
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,861
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,885
San Diego Cmnty. College District Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,042
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,567
5% 11/15/16 (AMBAC Insured)	2,000	2,148
5% 11/15/17 (AMBAC Insured)	2,000	2,141
5% 11/15/18 (AMBAC Insured)	2,000	2,133
5.25% 10/1/11	1,705	1,788
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,296
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,704
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,626
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,660
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	7,135
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,093
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,589
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,394
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,352
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,808
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Series 32F, 5.25% 5/1/19 (FGIC Insured)	$ 2,500	$ 2,766
Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,412
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,045
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	2,800	2,907
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,306
Series A:
0% 8/1/09 (FGIC Insured)	1,085	1,000
0% 8/1/10 (FGIC Insured)	1,085	961
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured) (b)	3,720	3,966
5% 11/15/21 (MBIA Insured) (b)	3,645	3,874
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,667
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,026
0% 1/15/12 (MBIA Insured)	7,000	5,837
0% 1/15/15 (MBIA Insured)	5,000	3,666
0% 1/15/20 (MBIA Insured)	3,765	2,164
0% 1/15/31 (MBIA Insured)	5,000	1,666
5.5% 1/15/28	1,060	1,064
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	8,362
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,051
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,504
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,841
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,017
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,044
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,431
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,852
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	$ 2,000	$ 974
0% 9/1/25 (FGIC Insured)	1,490	656
0% 9/1/26 (FGIC Insured)	1,500	630
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,374
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	4,881
5.75% 8/1/30 (FGIC Insured)	7,490	7,861
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,670
Santa Clarita Cmnty. College District 4.25% 8/1/23 (MBIA Insured)	2,200	2,147
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,160
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	414
0% 5/1/28 (MBIA Insured)	3,340	1,270
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (AMBAC Insured)	3,000	3,108
(Multiple Projs.):
6.75% 7/1/10	1,400	1,514
6.75% 7/1/11	6,500	7,176
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,237
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	2,958
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,730	2,307
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,187
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,472
6% 6/1/22	1,100	1,185
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,287
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	617
0% 9/1/21 (FGIC Insured)	2,995	1,594
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	$ 700	$ 700
5.25% 1/1/13	8,500	8,506
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,175
5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	995	1,070
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,092
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,507
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,792
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	140
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	981
0% 8/1/31 (FGIC Insured)	2,715	882
0% 8/1/32 (FGIC Insured)	1,315	407
5.25% 8/1/16 (FGIC Insured)	1,000	1,075
Western Placer Unified School District 3.625%, tender 12/1/09 (FSA Insured) (c)	3,300	3,290
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,120
		1,685,435
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,110
5.875% 7/1/35	1,875	1,998
		3,108
Puerto Rico - 0.7%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 2.205% 7/1/21 (FGIC Insured) (c)	4,600	4,510
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/39 (FGIC Insured)	6,500	7,408
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	495	526
		12,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 566
5.25% 10/1/15	1,255	1,339
		1,905
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,665,245)	1,702,892
NET OTHER ASSETS - (1.9)%	(32,517)
NET ASSETS - 100%	$ 1,670,375
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal SWAP Index and pay quarterly a fixed rate equal to 4.125% with Citibank	Feb. 2012	$ 10,000	$ 14
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,382,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Regents of the Univ. of California Rev. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 21,213
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,663,936,000. Net unrealized appreciation aggregated $38,956,000, of which $45,724,000 related to appreciated investment securities and $6,768,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2007

1.819030.102

ASCM-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 101.9%
	Principal Amount (000s)	Value (000s)
California - 100.9%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$ 2,720	$ 883
0% 8/1/32 (FGIC Insured)	3,760	1,163
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,884
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,844
5% 12/1/20 (AMBAC Insured)	2,810	2,997
0% 6/15/17 (MBIA Insured)	2,310	1,502
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,971
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Improvements Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,189
Series C:
0% 9/1/19 (FSA Insured)	1,285	751
0% 9/1/22 (FSA Insured)	5,150	2,583
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,316
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,217
5% 8/1/17 (FGIC Insured)	5,030	5,353
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,916
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,170
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,352
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,471
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,179
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,874
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,904
0% 8/1/12 (AMBAC Insured)	2,800	2,285
0% 8/1/17 (AMBAC Insured)	1,000	650
0% 8/1/18 (AMBAC Insured)	2,000	1,239
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,047
5.5% 5/1/14 (AMBAC Insured)	7,935	8,596
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A: - continued
5.5% 5/1/15 (AMBAC Insured)	$ 9,000	$ 9,728
6% 5/1/13	2,320	2,555
6% 5/1/14	7,500	8,245
6% 5/1/14 (MBIA Insured)	2,000	2,216
California Dept. of Wtr. Resources Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	843
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/13	3,000	3,220
Series A:
5% 7/1/15	12,275	13,055
5% 7/1/15 (MBIA Insured)	9,300	9,921
5.25% 1/1/11	7,250	7,595
5.25% 7/1/13 (MBIA Insured)	9,110	9,805
5.25% 7/1/14	3,540	3,831
5.25% 7/1/14 (FGIC Insured)	11,900	12,915
California Edl. Facilities Auth. Rev.:
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	518
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,651
5% 2/1/17	1,000	1,029
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,545
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	720
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,099
5.25% 9/1/26	7,910	8,695
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,038
5.125% 2/1/30	6,000	6,125
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,320
Series O, 5.125% 1/1/31	5,000	5,082
California Gen. Oblig.:
Series 1, 5% 9/1/17	2,000	2,125
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,179
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,009
Series 2005, 5.5% 6/1/28	275	286
Series 2007:
5.625% 5/1/20	150	158
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2007:
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (e)	$ 255	$ 271
5.625% 5/1/26	215	226
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (e)	80	85
5.75% 5/1/30	160	169
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (e)	60	64
4.5% 8/1/30	5,000	4,853
4.5% 10/1/36	5,000	4,803
5% 2/1/09	2,760	2,818
5% 2/1/09	1,335	1,363
5% 2/1/10	3,000	3,091
5% 2/1/11	3,000	3,116
5% 11/1/12	4,105	4,294
5% 3/1/13	1,095	1,153
5% 3/1/15	3,050	3,243
5% 8/1/18	48,010	51,062
5% 8/1/21	5,000	5,266
5% 12/1/21	10,000	10,525
5% 2/1/23	1,095	1,134
5% 2/1/26 (AMBAC Insured)	1,500	1,553
5% 3/1/26	2,800	2,915
5% 6/1/26	4,300	4,466
5% 6/1/27 (AMBAC Insured)	2,800	2,923
5% 6/1/29	5,005	5,188
5% 2/1/31 (MBIA Insured)	2,800	2,899
5% 3/1/31	4,600	4,778
5% 4/1/31 (AMBAC Insured)	5	5
5% 4/1/31 (Pre-Refunded to 4/1/14 @ 100) (e)	2,995	3,205
5% 6/1/31	2,000	2,072
5% 12/1/31 (MBIA Insured)	2,000	2,079
5% 12/1/31 (Pre-Refunded to 6/1/14 @ 100) (e)	1,300	1,393
5% 9/1/32	4,200	4,367
5% 9/1/32	10,000	10,397
5% 8/1/33	3,400	3,521
5% 9/1/33	10,000	10,397
5% 8/1/35	6,200	6,418
5% 9/1/35	9,400	9,766
5.125% 11/1/24	2,800	2,936
5.125% 2/1/26	2,800	2,929
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 10/1/09	$ 2,150	$ 2,223
5.25% 2/1/11	5,790	6,064
5.25% 3/1/11	1,405	1,473
5.25% 3/1/12	3,000	3,174
5.25% 10/1/14	300	301
5.25% 2/1/15	2,315	2,473
5.25% 2/1/15 (MBIA Insured)	5,040	5,420
5.25% 2/1/16	7,500	8,011
5.25% 2/1/16 (MBIA Insured)	4,050	4,333
5.25% 10/1/17	260	261
5.25% 11/1/18	3,000	3,203
5.25% 2/1/20	6,805	7,249
5.25% 2/1/22	2,020	2,145
5.25% 11/1/26	1,000	1,060
5.25% 2/1/27 (MBIA Insured)	5,490	5,788
5.25% 4/1/27	5	5
5.25% 4/1/27 (Pre-Refunded to 4/1/14 @ 100) (e)	2,995	3,246
5.25% 2/1/28	5,085	5,374
5.25% 4/1/29	5	5
5.25% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (e)	2,695	2,921
5.25% 11/1/29	5,000	5,292
5.25% 4/1/30	35	37
5.25% 4/1/30 (Pre-Refunded to 4/1/12 @ 100) (e)	1,955	2,081
5.25% 2/1/33	8,150	8,568
5.25% 12/1/33	105	111
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (e)	10,395	11,286
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (e)	13,000	14,090
5.375% 4/1/15 (MBIA Insured)	1,500	1,599
5.5% 6/1/10	1,625	1,703
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,050	3,229
5.5% 4/1/28	5	5
5.5% 4/1/28 (Pre-Refunded to 4/1/14 @ 100) (e)	250	275
5.5% 4/1/30	25	27
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	610	670
5.5% 11/1/33	34,870	37,554
5.75% 10/1/10	7,325	7,769
5.75% 12/1/10	2,500	2,659
6% 4/1/18	2,545	2,942
6.6% 2/1/09	14,355	15,021
6.75% 8/1/10	5,675	6,161
6.75% 8/1/12	1,100	1,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
7% 8/1/09	$ 5,105	$ 5,444
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (c)	5,000	5,202
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/14	1,485	1,563
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,351
California Hsg. Fin. Agcy. Rev.:
Series 1983 A, 0% 2/1/15	8,187	4,455
Series 1983 B, 0% 8/1/15	110	49
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,020	1,027
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,113
5.25% 2/1/32 (AMBAC Insured)	6,295	6,637
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,066
Series C, 3.9%, tender 12/1/11 (c)	5,020	5,038
5% 12/1/27	1,080	1,119
5% 12/1/32	1,000	1,033
5% 10/1/33	7,235	7,527
5% 12/1/42	3,000	3,084
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,483
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,260
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,269
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,632
5% 6/1/14	2,000	2,116
5.25% 6/1/24	5,400	5,706
5.25% 6/1/25	5,000	5,280
5.25% 6/1/30	4,000	4,210
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,579
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,917
5% 11/1/21	2,020	2,117
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(California State Univ. Proj.):
Series A, 5% 10/1/14 (FGIC Insured)	$ 2,700	$ 2,886
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,315
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,828
Series A:
5.25% 6/1/12	2,485	2,630
5.5% 6/1/15	1,000	1,088
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	2,455	2,636
5% 11/1/16 (FGIC Insured)	2,000	2,154
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	2,000	2,150
5.5% 6/1/15 (MBIA Insured)	1,000	1,075
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,386
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,640
5.5% 6/1/17 (MBIA Insured)	4,775	5,206
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,363
(Dept. of Gen. Services Butterfield Proj.) Series A, 5% 6/1/23	2,900	3,010
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,158
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,330
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,638
(Univ. of California Research Proj.):
Series E, 5% 10/1/23	2,410	2,523
5% 11/1/25 (MBIA Insured)	5,165	5,403
(Univ. of California Revs. Proj.) Series E 5.25% 10/1/21	2,900	3,116
(Various California State Univ. Projs.) Series B:
5.5% 6/1/19	1,650	1,650
6.4% 12/1/09	3,700	3,838
Series 2005 H, 5% 6/1/16	5,000	5,290
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,812
Series 2005 K, 5% 11/1/17	5,625	5,945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Channel Islands Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07 (c)(e)	$ 5,500	$ 5,490
California State Univ. Rev.:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,388
5.5% 11/1/16 (AMBAC Insured)	1,500	1,623
5% 11/1/15 (FSA Insured) (b)	1,900	2,038
5% 11/1/16 (FSA Insured) (b)	1,000	1,076
5% 11/1/17 (FSA Insured) (b)	1,225	1,321
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (e)	890	900
6% 7/1/09 (Escrowed to Maturity) (e)	985	1,015
(Saint Joseph Health Sys. Proj.) 5.25% 7/1/08 (Pre-Refunded to 7/1/07 @ 102) (e)	2,710	2,767
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	9,700	9,760
California Statewide Communities Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,912
(Daughters of Charity Health Sys. Proj.):
Series G, 5.25% 7/1/12	900	941
5.25% 7/1/13	1,475	1,550
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,964
(Kaiser Permanente Health Sys. Proj.):
Series 2004 H, 2.625%, tender 5/1/08 (c)	1,795	1,774
Series B, 4.3641% 4/1/36 (c)	6,500	6,506
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,698
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	1,939
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,116
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,262
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,460	1,674
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,207
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,682
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	$ 3,295	$ 3,438
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,291
Commerce Refuse To Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,700
5.5% 7/1/15 (MBIA Insured)	2,685	2,978
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,234
Corona-Norco Unified School District Series A:
5% 8/1/19 (FSA Insured) (b)	2,570	2,751
5% 8/1/22 (FSA Insured) (b)	1,470	1,561
5% 8/1/25 (FSA Insured) (b)	1,435	1,517
5% 8/1/26 (FSA Insured) (b)	2,000	2,112
5% 8/1/27 (FSA Insured) (b)	1,785	1,884
5% 8/1/31 (FSA Insured) (b)	5,000	5,264
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,118
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,234
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	3,016
Davis Spl. Tax:
5% 9/1/11 (AMBAC Insured) (b)	595	621
5% 9/1/12 (AMBAC Insured) (b)	625	658
5% 9/1/13 (AMBAC Insured) (b)	655	693
5% 9/1/14 (AMBAC Insured) (b)	690	735
5% 9/1/15 (AMBAC Insured) (b)	725	775
5% 9/1/18 (AMBAC Insured) (b)	835	893
5% 9/1/20 (AMBAC Insured) (b)	925	981
5% 9/1/22 (AMBAC Insured) (b)	1,020	1,076
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,840
5% 4/1/12	4,210	4,301
5% 4/1/13	1,830	1,869
5.25% 4/1/09	1,600	1,628
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	15,600	16,316
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	8,936
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,569
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,025	$ 5,065
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	748
0% 10/1/25 (AMBAC Insured)	1,665	711
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	886
0% 8/1/21 (MBIA Insured)	1,000	534
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,392
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,939
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,282
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	733
Foothill-De Anza Cmnty. College District:
Series 2007 B, 4% 8/1/10 (AMBAC Insured)	1,925	1,939
0% 8/1/15 (MBIA Insured)	2,430	1,749
0% 8/1/19 (MBIA Insured)	5,365	3,184
0% 8/1/20 (MBIA Insured)	6,425	3,629
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	13,692
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	637
5% 1/1/35 (MBIA Insured)	24,070	24,528
0% 1/15/27 (a)	4,000	3,736
0% 1/15/27 (MBIA Insured) (a)	4,500	4,378
0% 1/15/29 (a)	4,000	3,736
5% 1/15/16 (MBIA Insured)	5,860	6,092
5.75% 1/15/40	8,155	8,512
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	921
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,329
5.75% 7/1/30 (MBIA Insured)	1,000	1,063
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,079
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (e)	$ 15,355	$ 15,375
6.625% 6/1/40 (Pre-Refunded to 6/1/13 @ 100) (e)	2,900	3,318
Series 2003 B, 5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,291
Series A, 5% 6/1/45	16,425	16,828
Series A-1:
5% 6/1/11	1,500	1,548
5% 6/1/13	1,000	1,035
5% 6/1/14	2,000	2,074
5% 6/1/15	1,000	1,038
Series A1:
5% 6/1/12	1,400	1,447
5% 6/1/33	3,000	2,962
Series B:
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,763
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	6,834
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,694
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,489
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	629
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,609
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,113
5% 5/15/15 (FGIC Insured) (d)	1,000	1,050
6% 5/15/09 (FGIC Insured) (d)	3,450	3,602
6% 5/15/10 (FGIC Insured) (d)	1,000	1,058
6% 5/15/12 (FGIC Insured) (d)	3,500	3,813
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,942
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,643
(Disney Parking Proj.):
0% 3/1/10	2,000	1,788
0% 3/1/11	1,950	1,668
0% 3/1/12	2,180	1,779
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.):
0% 3/1/13	$ 6,490	$ 5,064
0% 9/1/14 (AMBAC Insured)	3,860	2,873
0% 3/1/18	3,000	1,814
0% 3/1/19	3,200	1,836
0% 3/1/20	1,000	544
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,135
5.375% 9/1/17 (FSA Insured)	1,095	1,189
5.375% 9/1/18 (FSA Insured)	1,155	1,248
5.375% 9/1/19 (FSA Insured)	1,210	1,304
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,857
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	290
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	4,177
5% 5/15/18 (MBIA Insured) (d)	1,410	1,476
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,062
5.25% 5/15/19 (FGIC Insured)	3,000	3,172
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,123
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,384
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,562
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,094
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,791
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,627
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,970	15,445
Los Angeles Unified School District Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,187
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,195	2,546
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	895
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Marina Coast Wtr. District Ctfs. of Prtn. 5% 6/1/37 (MBIA Insured)	$ 3,500	$ 3,649
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	558
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	17,800	18,657
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,061
0% 8/1/25 (FGIC Insured)	2,800	1,205
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,691
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,707
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,006
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,989
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	747
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	659
Monterey County Ctfs. of Prtn.:
Series 2001, 5.25% 8/1/16 (Pre-Refunded to 8/1/11 @ 100) (e)	2,445	2,588
5% 8/1/18 (AMBAC Insured)	3,580	3,842
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	586
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,167
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,405
12% 8/1/17 (FSA Insured)	1,000	1,652
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,689
Subseries C:
5% 9/1/16 (AMBAC Insured)	1,000	1,076
5% 9/1/17 (AMBAC Insured)	2,735	2,948
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series A, 5% 7/1/11	2,300	2,389
4.041% 7/1/13 (c)	9,000	9,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	$ 3,850	$ 5,088
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	6,900
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,065
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,068
5.5% 9/1/17 (FGIC Insured)	3,000	3,243
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,882
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,483
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,781
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,283
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,058
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,818
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,864
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,143
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,129
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,728
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,122
0% 8/1/21 (FGIC Insured)	1,000	534
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,225	2,227
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,189
Port of Oakland Gen. Oblig.:
Series 2002 N, 5% 11/1/12 (MBIA Insured) (d)	2,800	2,929
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,620
5% 11/1/15 (MBIA Insured) (d)	5,850	6,129
5% 11/1/17 (MBIA Insured) (d)	3,355	3,498
5% 11/1/18 (MBIA Insured) (d)	2,740	2,850
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	$ 1,805	$ 1,841
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,708
Regents of the Univ. of California Rev.:
(Ltd. Proj.) Series B:
5% 5/15/20 (FSA Insured)	2,800	2,958
5% 5/15/33 (FSA Insured)	1,000	1,042
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,279
5.5% 5/15/24 (AMBAC Insured)	1,000	1,073
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,709
4.55% 12/1/09 (f)	21,213	21,382
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,051
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,128
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,243
5% 5/15/17 (FSA Insured)	4,000	4,261
5.25% 5/15/16 (AMBAC Insured)	5,000	5,380
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	4,046
Series K, 5% 5/15/22 (b)	6,455	6,822
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	55	55
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,867
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,115
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,959
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,152
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,262
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	621
0% 8/1/25 (FGIC Insured)	2,725	1,172
0% 8/1/26 (FGIC Insured)	1,365	560
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	757
0% 8/1/27 (FGIC Insured)	1,940	765
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	$ 2,000	$ 2,208
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,490
Sacramento County Sanitation District Fing. Auth. Rev. 4.121% 12/1/35 (FGIC Insured) (c)	10,000	10,000
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,585
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,084
Series R, 5% 8/15/33 (MBIA Insured)	6,825	7,082
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,861
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,885
San Diego Cmnty. College District Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,042
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,567
5% 11/15/16 (AMBAC Insured)	2,000	2,148
5% 11/15/17 (AMBAC Insured)	2,000	2,141
5% 11/15/18 (AMBAC Insured)	2,000	2,133
5.25% 10/1/11	1,705	1,788
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,296
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,704
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,626
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,660
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	7,135
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,093
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,589
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,394
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,352
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,808
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Series 32F, 5.25% 5/1/19 (FGIC Insured)	$ 2,500	$ 2,766
Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,412
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,045
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	2,800	2,907
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,306
Series A:
0% 8/1/09 (FGIC Insured)	1,085	1,000
0% 8/1/10 (FGIC Insured)	1,085	961
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured) (b)	3,720	3,966
5% 11/15/21 (MBIA Insured) (b)	3,645	3,874
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,667
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,026
0% 1/15/12 (MBIA Insured)	7,000	5,837
0% 1/15/15 (MBIA Insured)	5,000	3,666
0% 1/15/20 (MBIA Insured)	3,765	2,164
0% 1/15/31 (MBIA Insured)	5,000	1,666
5.5% 1/15/28	1,060	1,064
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	8,362
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,051
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,504
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,841
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,017
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,044
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,431
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,852
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	$ 2,000	$ 974
0% 9/1/25 (FGIC Insured)	1,490	656
0% 9/1/26 (FGIC Insured)	1,500	630
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,374
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	4,881
5.75% 8/1/30 (FGIC Insured)	7,490	7,861
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,670
Santa Clarita Cmnty. College District 4.25% 8/1/23 (MBIA Insured)	2,200	2,147
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,160
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	414
0% 5/1/28 (MBIA Insured)	3,340	1,270
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (AMBAC Insured)	3,000	3,108
(Multiple Projs.):
6.75% 7/1/10	1,400	1,514
6.75% 7/1/11	6,500	7,176
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,237
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	2,958
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,730	2,307
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,187
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,472
6% 6/1/22	1,100	1,185
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,287
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	617
0% 9/1/21 (FGIC Insured)	2,995	1,594
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	$ 700	$ 700
5.25% 1/1/13	8,500	8,506
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,175
5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	995	1,070
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,092
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,507
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,792
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	140
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	981
0% 8/1/31 (FGIC Insured)	2,715	882
0% 8/1/32 (FGIC Insured)	1,315	407
5.25% 8/1/16 (FGIC Insured)	1,000	1,075
Western Placer Unified School District 3.625%, tender 12/1/09 (FSA Insured) (c)	3,300	3,290
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,120
		1,685,435
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,110
5.875% 7/1/35	1,875	1,998
		3,108
Puerto Rico - 0.7%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 2.205% 7/1/21 (FGIC Insured) (c)	4,600	4,510
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/39 (FGIC Insured)	6,500	7,408
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	495	526
		12,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 566
5.25% 10/1/15	1,255	1,339
		1,905
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,665,245)	1,702,892
NET OTHER ASSETS - (1.9)%	(32,517)
NET ASSETS - 100%	$ 1,670,375
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal SWAP Index and pay quarterly a fixed rate equal to 4.125% with Citibank	Feb. 2012	$ 10,000	$ 14
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,382,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Regents of the Univ. of California Rev. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 21,213
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,663,936,000. Net unrealized appreciation aggregated $38,956,000, of which $45,724,000 related to appreciated investment securities and $6,768,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® California
Short-Intermediate Tax-Free
Bond Fund

May 31, 2007

1.832123.101

CSI-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.3%
	Principal Amount	Value
California - 88.3%
Alameda County Ctfs. of Prtn. Series A, 5.375% 12/1/09 (MBIA Insured)	$ 170,000	$ 176,793
Alameda Unified School District Gen. Oblig. 5.5% 7/1/13 (FSA Insured)	25,000	27,313
Anaheim Union High School District Series A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	155,000	163,999
Bay Area Govts. Assoc. (FTA Cap. Grant Proj.) Series A, 5% 6/15/07 (AMBAC Insured)	90,000	90,032
Bay Area Infrastructure Fing. Auth. 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,037,430
Bay Area Toll Auth. California Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	100,000	101,111
5% 4/1/10	170,000	175,862
Berkeley Unified School District Gen. Oblig. Series I, 5% 8/1/08 (FSA Insured)	15,000	15,240
Big Bear Lake Wtr. Rev. 6% 4/1/11 (MBIA Insured)	1,225,000	1,292,890
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed:
Series 2002 A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	165,000	180,269
Series A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	125,000	136,568
California Dept. of Trans. Rev. Series A:
5% 2/1/11 (MBIA Insured)	300,000	313,101
5% 2/1/12 (FGIC Insured)	100,000	105,333
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5% 5/1/13 (FSA Insured)	55,000	58,308
5.5% 5/1/09 (MBIA Insured)	50,000	51,733
5.5% 5/1/12 (MBIA Insured)	45,000	48,414
6% 5/1/13 (MBIA Insured)	100,000	110,447
Series 2005 A, 5.5% 5/1/11	45,000	47,667
Series A:
5% 5/1/09 (MBIA Insured)	75,000	76,915
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,110,000	1,187,023
5.25% 5/1/09 (MBIA Insured)	255,000	262,673
5.25% 5/1/10 (MBIA Insured)	1,730,000	1,803,646
5.25% 5/1/11 (FSA Insured)	1,000,000	1,053,690
5.25% 5/1/12 (FSA Insured)	590,000	628,208
5.25% 5/1/12 (MBIA Insured)	115,000	122,447
5.5% 5/1/10	200,000	209,318
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
5.5% 5/1/13 (AMBAC Insured)	$ 390,000	$ 423,010
6% 5/1/13	450,000	495,527
California Dept. of Wtr. Resources Rev.:
(Central Valley Proj.) 5.5% 12/1/08	90,000	92,417
(Wtr. Sys. Proj.) Series Q, 6% 12/1/09	40,000	42,158
Series J3, 7% 12/1/12 (Escrowed to Maturity) (c)	70,000	80,928
California Dept. of Wtr. Resources Wtr. Rev. Series W:
5.5% 12/1/09 (AMBAC Insured)	100,000	104,460
5.5% 12/1/13 (FSA Insured)	110,000	120,797
California Econ. Recovery:
Series 2004 A:
5% 1/1/09	400,000	408,168
5% 7/1/10 (MBIA Insured)	250,000	259,275
5% 7/1/11 (MBIA Insured)	745,000	779,561
5% 7/1/12 (MBIA Insured)	585,000	617,368
5.25% 7/1/12	1,215,000	1,293,246
5.25% 7/1/13	555,000	595,765
Series 2004 B, 3.5%, tender 7/1/08 (b)	1,525,000	1,523,536
Series A:
5% 7/1/09	665,000	682,609
5% 7/1/15	825,000	877,454
5% 7/1/15 (MBIA Insured)	1,845,000	1,968,154
5.25% 1/1/11	1,080,000	1,131,419
5.25% 7/1/12 (FGIC Insured)	215,000	229,356
5.25% 7/1/13 (MBIA Insured)	775,000	834,102
5.25% 7/1/14 (FGIC Insured)	1,715,000	1,861,255
California Edl. Facilities Auth. Rev. (College & Univ. Fing. Prog.) 5% 2/1/13	1,265,000	1,303,836
California Gen. Oblig.:
Series AR, 10% 10/1/08	40,000	43,089
Series AT, 9.75% 2/1/09	10,000	10,948
0% 4/1/11	15,000	12,830
4% 8/1/13	1,000,000	1,002,670
4.5% 2/1/09	135,000	136,756
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (c)	20,000	20,483
4.75% 9/1/08	100,000	101,303
5% 10/1/07	125,000	125,533
5% 2/1/09	40,000	40,839
5% 3/1/09	150,000	153,297
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 3/1/09	$ 65,000	$ 66,429
5% 2/1/10	175,000	180,294
5% 2/1/10	115,000	118,479
5% 2/1/10	100,000	103,025
5% 3/1/10	65,000	67,024
5% 6/1/10	75,000	77,541
5% 2/1/11	1,000,000	1,038,820
5% 5/1/11	95,000	98,924
5% 6/1/11 (MBIA Insured)	60,000	62,755
5% 9/1/11	2,085,000	2,177,824
5% 2/1/12	255,000	266,824
5% 2/1/12	120,000	125,564
5% 2/1/12	60,000	62,782
5% 4/1/12	125,000	130,985
5% 10/1/12	2,000,000	2,104,700
5% 2/1/13	55,000	57,899
5% 2/1/13	125,000	131,588
5% 3/1/13	875,000	921,716
5% 6/1/13	1,000,000	1,055,510
5% 10/1/13	50,000	52,618
5% 8/1/14	1,000,000	1,062,280
5.25% 10/1/09	60,000	62,035
5.25% 10/1/12	110,000	117,069
5.25% 3/1/13 (Pre-Refunded to 3/1/10 @ 101) (c)	80,000	83,878
5.25% 10/1/13	185,000	198,329
5.25% 2/1/14 (FSA Insured)	270,000	291,141
5.25% 2/1/15	40,000	42,725
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (c)	75,000	78,599
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (c)	25,000	26,037
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (c)	35,000	36,618
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (c)	45,000	47,263
5.5% 6/1/10	70,000	73,352
5.5% 4/1/11	45,000	47,613
5.75% 10/1/08	105,000	107,801
5.75% 10/1/10	50,000	53,029
5.75% 10/1/10	100,000	106,058
5.75% 2/1/11 (FGIC Insured)	20,000	21,353
5.75% 10/1/11	170,000	182,738
5.75% 11/1/11	100,000	107,628
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.75% 3/1/27 (Pre-Refunded to 3/1/10 @ 101) (c)	$ 75,000	$ 79,603
6% 2/1/09	185,000	191,823
6% 9/1/09	110,000	115,236
6% 10/1/09 (FGIC Insured)	40,000	42,036
6.25% 9/1/09	85,000	89,498
6.25% 9/1/12	465,000	504,720
6.6% 2/1/09 (AMBAC Insured)	210,000	220,128
7% 2/1/09	35,000	36,847
7% 10/1/09	10,000	10,702
7.1% 3/1/08	10,000	10,249
10% 9/1/09	85,000	95,984
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series G, 5% 7/1/09	635,000	648,252
(Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	100,000	102,492
5% 11/15/14	50,000	52,632
(Kaiser Permanente Proj.) Series A, 5% 6/1/07 (Escrowed to Maturity) (c)	60,000	60,000
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) 5% 7/1/11 (Escrowed to Maturity) (c)	135,000	141,471
(Worker's Compensation Relief Proj.) Series A, 5.25% 10/1/13 (AMBAC Insured)	45,000	48,818
Series A, 3.9%, tender 12/1/11 (b)	1,500,000	1,508,595
4% 12/1/09	100,000	100,329
4% 12/1/10	100,000	100,161
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (c)	80,000	84,756
5.5% 6/1/22 (Pre-Refunded to 6/1/10 @ 101) (c)	2,030,000	2,150,684
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.):
Series A:
5% 6/1/11	125,000	130,034
5.25% 6/1/12	55,000	58,209
5.25% 6/1/14	70,000	75,112
5% 6/1/10	550,000	567,853
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	42,577
(Dept. of Corrections, Madera State Prison Proj.) Series E, 6% 6/1/10	100,000	106,044
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5% 6/1/08	$ 500,000	$ 506,205
5.5% 6/1/14	100,000	108,855
5.5% 6/1/14 (MBIA Insured)	50,000	54,818
Series 2004 D, 5% 12/1/15 (MBIA Insured)	150,000	160,526
Series A, 5.25% 6/1/10 (AMBAC Insured)	50,000	52,116
Series C, 5.2% 12/1/09 (MBIA Insured)	135,000	139,643
Series J, 5% 1/1/10 (AMBAC Insured)	130,000	134,139
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	200,000	215,836
(Regents Univ. of California Proj.) Series A:
0% 9/1/07	85,000	84,193
5.25% 6/1/12 (AMBAC Insured)	50,000	53,173
(Various California State Univ. Projs.):
Series 2005 L, 5.25% 11/1/09	260,000	269,428
Series A, 5.5% 6/1/14	155,000	167,191
Series B:
5.55% 6/1/10	100,000	105,073
5.55% 6/1/10 (MBIA Insured)	250,000	262,683
California State L.A. Univ. Auxiliary Services, Inc. Auxiliary Organization 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	40,000	42,249
California State Univ. Rev.:
Series B, 5% 11/1/11 (AMBAC Insured)	40,000	41,995
5% 11/1/10 (FSA Insured) (a)	1,005,000	1,042,547
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (c)	35,000	38,776
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	1,000,000	1,006,140
California Statewide Communities Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series F:
5% 7/1/09	1,050,000	1,067,094
5% 7/1/10	1,195,000	1,222,246
(Kaiser Permanente Health Sys. Proj.):
Series 2004 E, 3.875%, tender 4/1/10 (b)	345,000	344,300
Series 2004 H, 2.625%, tender 5/1/08 (b)	2,000,000	1,976,080
Series B, 4.3641% 4/1/36 (b)	1,000,000	1,000,970
Series I, 3.45%, tender 5/1/11 (b)	1,000,000	980,980
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Communities Dev. Auth. Rev.: - continued
(Sr. Living Presbyterian Homes Proj.) Series A, 4.5% 11/15/10	$ 445,000	$ 446,540
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (c)	1,000,000	1,146,450
California Statewide Communities Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (c)	15,000	16,020
5% 10/1/13 (FSA Insured)	40,000	42,604
Capistrano Unified School District Cmnty. Facilities District #98-2, Ladera 5.75% 9/1/29 (Pre-Refunded to 9/1/09 @ 102) (c)	330,000	350,539
Carmichael Wtr. District Wtr. Rev. Ctfs. of Prtn. 4.75% 9/1/09 (MBIA Insured)	70,000	71,622
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,025,000	1,149,497
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (c)	30,000	32,309
Chaffey Unified High School District:
Series B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @ 101) (c)	70,000	74,340
5% 8/1/12 (FGIC Insured)	20,000	21,171
Contra Costa County Pub. Fing. Auth. Lease Rev.:
Series 1999 A, 5% 6/1/08 (MBIA Insured)	200,000	202,714
Series B:
4.5% 6/1/09 (MBIA Insured)	40,000	40,677
5% 6/1/10 (MBIA Insured) (a)	2,000,000	2,063,780
Contra Costa Trans. Auth. Sales Tax Rev. Series A, 6% 3/1/09 (FGIC Insured)	200,000	207,904
Coronado Cmnty. Dev. Agcy. 0% 9/1/13 (FSA Insured)	15,000	11,702
Davis Spl. Tax:
5% 9/1/09 (AMBAC Insured) (a)	540,000	554,218
5% 9/1/10 (AMBAC Insured) (a)	565,000	585,272
Duarte Unified School District Gen. Oblig. Series B, 0% 11/1/16 (FSA Insured)	85,000	57,389
East Bay Muni. Util. District Wastewtr. Sys. Rev. 4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (c)	60,000	61,267
East Bay Muni. Util. District Wtr. Sys. Rev.:
4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (c)	135,000	137,851
4.75% 6/1/34 (Pre-Refunded to 6/1/08 @ 101) (c)	230,000	234,858
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	45,000	47,038
Municipal Bonds - continued
	Principal Amount	Value
California - continued
East Side Union High School District Santa Clara County Series C: - continued
5% 8/1/12 (FSA Insured)	$ 55,000	$ 57,956
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	16,575
Elk Grove Cmnty. Facilities District #2003-1 Spl. Tax 6% 9/1/28 (Pre-Refunded to 9/1/08 @ 101) (c)	50,000	51,898
Evergreen School District Gen. Oblig. Series B, 4.9% 9/1/15 (Pre-Refunded to 9/1/07 @ 101) (c)	45,000	45,589
Foothill-De Anza Cmnty. College District Series 2007 B, 4% 8/1/10 (AMBAC Insured)	2,000,000	2,014,080
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (MBIA Insured)	35,000	36,215
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (c)	85,000	90,007
Fresno Swr. Rev. Series A, 6% 9/1/09 (MBIA Insured)	100,000	104,980
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (c)	985,000	986,271
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	635,000	671,982
5.75% 6/1/21 (Pre-Refunded to 6/1/08 @ 100) (c)	130,000	132,653
Series A-1, 5% 6/1/11	1,000,000	1,032,060
Series B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	725,000	767,224
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	240,000	253,978
5.375% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	60,000	62,698
5.5% 6/1/19 (Pre-Refunded to 6/1/07 @ 100) (c)	75,000	75,000
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	1,950,000	2,115,204
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	115,000	120,896
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	45,000	49,110
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	175,000	190,985
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	330,000	360,142
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	830,000	900,318
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	1,000,000	1,084,720
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (b)	500,000	497,810
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (MBIA Insured)	$ 50,000	$ 55,202
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (c)	150,000	158,204
Kern County High School District Series A, 6.3% 8/1/10 (MBIA Insured)	75,000	80,753
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5.4% 1/15/15 (Pre-Refunded to 1/15/09 @ 101) (c)	50,000	51,851
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (c)	100,000	81,471
(Disney Parking Proj.) 0% 3/1/14	20,000	14,955
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.):
First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	35,000	37,238
Second Series 1999 A, 6% 7/1/09	200,000	208,844
Series 2005 B, 5% 7/1/09	45,000	46,192
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(Multiple Cap. Facilities #5 Proj.) Series B, 6% 12/1/07 (Escrowed to Maturity) (c)	100,000	101,191
(Multiple Cap. Facilities #6 Proj.) Series A, 5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (c)	105,000	110,516
Series 1996 VB, 5.125% 12/1/29 (Pre-Refunded to 12/1/07 @ 101) (c)	65,000	66,140
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (MBIA Insured)	35,000	36,819
(Reg'l. Park & Open Space District Proj.):
5% 10/1/12 (FSA Insured)	105,000	111,066
5% 10/1/14 (FSA Insured)	25,000	26,802
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series 2003 B, 5% 5/15/10 (MBIA Insured)	65,000	67,317
Series B, 5% 5/15/14 (MBIA Insured)	135,000	144,293
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (MBIA Insured)	120,000	126,922
Series 2003 A Subseries A-1, 4.5% 7/1/07	75,000	75,043
Series A Subseries A-1:
5% 7/1/08	85,000	86,221
5% 7/1/12 (MBIA Insured)	25,000	26,443
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (MBIA Insured)	$ 170,000	$ 183,469
Series 2003 A, 5% 9/1/13 (MBIA Insured)	20,000	21,309
Series 2003 B, 5% 9/1/09 (FSA Insured)	35,000	36,035
Series A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (c)	60,000	62,983
Series B, 4% 9/1/07 (FSA Insured)	60,000	60,055
Los Angeles Sanitation Equip. Charge Rev. Series A, 5% 2/1/09 (AMBAC Insured)	25,000	25,565
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Services Lease Proj.) Series A, 5.625% 5/1/11	50,000	51,867
Los Angeles Unified School District:
Series 1997 F, 5% 7/1/14 (FSA Insured)	25,000	26,613
Series 2000 D, 5.625% 7/1/15 (Pre-Refunded to 7/1/10 @ 100) (c)	80,000	84,431
Series A, 5% 7/1/13 (MBIA Insured)	25,000	26,613
Series B, 5% 7/1/23 (FGIC Insured) (Pre-Refunded to 7/1/08 @ 101) (c)	190,000	194,678
Series C, 5.25% 7/1/11 (Pre-Refunded to 7/1/09 @ 101) (c)	50,000	52,076
Series E:
5% 7/1/09 (MBIA Insured)	55,000	56,489
5.5% 7/1/13 (MBIA Insured)	40,000	43,166
Series F, 5% 7/1/15 (FSA Insured)	5,000	5,314
Series G, 5% 7/1/10 (AMBAC Insured)	2,200,000	2,283,578
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series A:
5% 8/1/09 (Escrowed to Maturity) (c)	45,000	46,274
5% 8/1/10 (Escrowed to Maturity) (c)	60,000	62,300
Series 2002, 5% 6/1/08 (FSA Insured)	60,000	60,814
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	26,383
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 1996 C, 6% 7/1/07	50,000	50,080
Series 2004 B, 5% 7/1/10	90,000	93,498
Series A:
5% 7/1/13	35,000	37,258
5% 7/1/26 (Pre-Refunded to 1/1/08 @ 101) (c)	140,000	142,500
5.25% 7/1/10 (Escrowed to Maturity) (c)	70,000	73,080
Series B, 5% 7/1/11	145,000	152,005
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Metropolitan Wtr. District Southern California Wtrwks. Rev. Series A, 5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (c)	$ 270,000	$ 286,632
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (c)	65,000	68,431
Moreno Valley Ctfs. of Prtn. 5% 5/1/09 (MBIA Insured)	10,000	10,253
New Haven Unified School District Series B, 7.9% 8/1/12 (MBIA Insured)	100,000	119,076
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (c)	45,000	47,984
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (MBIA Insured)	60,000	64,432
5% 8/1/16 (MBIA Insured)	35,000	37,640
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series A, 5% 7/1/11	1,000,000	1,038,730
4.041% 7/1/13 (b)	1,000,000	1,000,030
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.):
Series A, 5.85% 7/1/10 (Escrowed to Maturity) (c)	25,000	26,495
5.85% 7/1/10 (AMBAC Insured)	25,000	26,502
Series A, 5.8% 7/1/09 (Escrowed to Maturity) (c)	60,000	62,563
Norwalk-Mirada Unified School District 5% 8/1/23 (Pre-Refunded to 8/1/13 @ 100) (c)	40,000	42,656
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 5% 4/1/09 (AMBAC Insured)	75,000	76,619
Oakland Joint Powers Fing. Auth. Lease Rev. (Oakland Convention Centers Proj.) 5.25% 10/1/09 (AMBAC Insured)	50,000	51,752
Oakland Unified School District Alameda County 5% 8/1/12 (MBIA Insured)	60,000	63,368
Orange County Local Trans. Auth. Sales Tax Rev.:
Second Series 1998 A, 5.5% 2/15/08 (MBIA Insured)	215,000	217,750
Series A, 5.5% 2/15/11 (MBIA Insured)	20,000	21,189
Sr. Series A, 5.7% 2/15/10 (AMBAC Insured)	140,000	147,073
6% 2/15/08	105,000	106,671
Orange County Rfdg. Recovery Series A:
5% 6/1/11 (MBIA Insured)	150,000	157,113
6% 6/1/09 (Escrowed to Maturity) (c)	85,000	88,848
Orchard School District Gen. Oblig. Series A, 0% 2/1/16 (FGIC Insured)	50,000	34,686
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (FGIC Insured)	25,000	26,186
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Oxnard Union High School District Gen. Oblig. Series D, 7.5% 8/1/07 (Escrowed to Maturity) (c)	$ 140,000	$ 140,843
Palo Alto Unified School District Gen. Oblig. 5% 8/1/15 (FSA Insured)	25,000	26,977
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (c)	50,000	52,898
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (c)	50,000	52,499
5% 11/1/10 (FGIC Insured)	35,000	36,488
Petaluma Cmnty. Dev. Commission Tax Allocation (Petaluma Cmnty. Dev. Proj.) Series A, 5.25% 5/1/14 (Pre-Refunded to 5/1/08 @ 101) (c)	50,000	51,229
Pleasanton Joint Powers Fing. Auth. Rev. Series B, 5.25% 9/2/08 (FSA Insured)	120,000	122,274
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (c)	50,000	52,393
Series B, 5% 8/1/14 (FSA Insured)	60,000	64,432
Series J, 5.8% 8/1/12 (Pre-Refunded to 8/1/07 @ 102) (c)	50,000	51,166
5% 8/1/11 (FSA Insured)	100,000	104,921
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	30,000	31,535
5% 2/1/12 (Escrowed to Maturity) (c)	10,000	10,529
Pomona Unified School District Series A, 5.65% 2/1/08 (MBIA Insured)	25,000	25,334
Port of Oakland Gen. Oblig. Series M, 5% 11/1/12 (FGIC Insured)	85,000	89,982
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	48,424
Regents of the Univ. of California Rev.:
(Multiple Purp. Projs.):
Series O, 5.75% 9/1/09 (FGIC Insured)	35,000	36,595
Series Q, 5% 9/1/11 (FSA Insured)	50,000	52,506
Series A:
5% 5/15/10 (AMBAC Insured)	120,000	124,447
5% 5/15/12 (AMBAC Insured)	80,000	84,510
Series K, 5% 5/15/09 (a)	1,000,000	1,025,100
Riverside County Pub. Fing. Auth. Rev. (Rancho Village Proj.) Series A, 4.55% 9/2/08 (AMBAC Insured)	55,000	55,646
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sacramento City Fing. Auth. Rev.:
Series A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (c)	$ 100,000	$ 106,542
5% 12/1/14 (FGIC Insured)	40,000	42,941
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (c)	140,000	148,323
Sacramento Muni. Util. District Elec. Rev. Series R, 5% 8/15/14 (MBIA Insured)	25,000	26,855
San Bernardino County Trans. Auth. Sales Tax Rev. Series A, 5% 3/1/10 (AMBAC Insured)	260,000	268,986
San Diego County Ctfs. of Prtn. 5% 6/1/08 (AMBAC Insured)	75,000	76,018
San Diego County Reg'l. Trans. Commission Series A, 4.75% 4/1/08 (FGIC Insured)	40,000	40,397
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (FGIC Insured)	50,000	53,719
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (MBIA Insured)	135,000	141,643
5% 8/1/12 (MBIA Insured)	890,000	942,101
San Diego Unified School District (Election of 1998 Proj.) Series F, 5% 7/1/16 (FSA Insured)	75,000	79,769
San Diego Wtr. Util. Fund 5.375% 8/1/15 (Pre-Refunded to 8/1/08 @ 101) (c)	50,000	51,496
San Francisco Bay Area Rapid Trans. District Sales Tax Rev.:
5.5% 7/1/07	75,000	75,093
5.5% 7/1/07 (Escrowed to Maturity) (c)	125,000	125,171
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A:
5% 10/1/13 (MBIA Insured)	25,000	26,065
5.125% 10/1/07 (MBIA Insured)	80,000	80,383
(San Francisco Civic Ctr. Complex Proj.) Series A, 6% 12/1/09 (AMBAC Insured)	55,000	57,968
San Francisco City & County Gen. Oblig. Series 1, 5.75% 6/15/07 (FGIC Insured)	20,000	20,011
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 B, 5% 11/1/13 (MBIA Insured)	200,000	211,822
San Francisco Cmnty. College District Gen. Oblig. (Election of 2001 Proj.) Series 2004 B, 5% 6/15/10 (AMBAC Insured)	75,000	77,855
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (MBIA Insured)	45,000	47,255
San Juan Unified School District Series 1998 B, 0% 8/1/15 (MBIA Insured)	25,000	17,927
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Mateo County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/16 (MBIA Insured)	$ 45,000	$ 49,712
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	75,000	80,351
Santa Clara County Fing. Auth. Lease Rev. Series A, 6% 11/15/12 (AMBAC Insured)	240,000	265,246
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (FGIC Insured)	35,000	37,161
Santa Margarita/Dana Point Auth. Rev. (Wtr. Impt. Districts 3, 3A, 4 & 4A Proj.) Series B:
7.25% 8/1/08 (MBIA Insured)	1,000,000	1,040,650
7.25% 8/1/11 (MBIA Insured)	1,425,000	1,611,661
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (c)	20,000	21,930
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	59,063
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C, 6.5% 8/15/10 (FGIC Insured)	160,000	172,819
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	80,000	86,538
6.75% 7/1/12	30,000	33,767
6.75% 7/1/13	55,000	62,826
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	218,874
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern California Transmission Proj.) 5% 7/1/12 (FSA Insured)	55,000	58,174
Southwestern Cmnty. College District Gen. Oblig.:
Series B, 5.25% 8/1/14 (FGIC Insured)	25,000	27,235
5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (c)	45,000	48,295
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	53,255
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	50,000	53,567
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	60,000	62,777
Upland Unified School District Gen. Oblig. Series A, 5.25% 8/1/10 (FSA Insured)	50,000	52,347
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (b)	1,000,000	996,820
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Westlands Wtr. District Rev. Ctfs. of Prtn. Series A, 5% 3/1/29 (Pre-Refunded to 3/1/09 @ 101) (c)	$ 165,000	$ 170,344
Westside Union School District Gen. Oblig. Series C, 6% 8/1/13 (AMBAC Insured)	50,000	56,189
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (c)	40,000	30,086
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,329
		96,151,319
Guam - 1.2%
Guam Ed. Fing. Foundation Series A, 5% 10/1/09	1,000,000	1,019,690
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5% 7/1/09	260,000	262,382
		1,282,072
Puerto Rico - 4.9%
Puerto Rico Commonwealth Gen. Oblig.:
Series 1993, 7% 7/1/10 (AMBAC Insured)	325,000	354,777
Series 2003 C, 4.25%, tender 7/1/08 (MBIA Insured) (b)	265,000	266,651
Series B:
5.5% 7/1/11 (FGIC Insured)	250,000	265,790
5.75% 7/1/07 (MBIA Insured)	100,000	100,143
5.25% 7/1/09 (FGIC Insured)	1,935,000	1,994,250
5.25% 7/1/10 (FGIC Insured)	170,000	177,279
5.75% 7/1/08 (MBIA Insured)	200,000	204,434
6.5% 7/1/12 (MBIA Insured)	75,000	84,186
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. 5.5% 7/1/09 (FSA Insured)	60,000	62,073
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 1997 A, 5% 7/1/14 (Pre-Refunded to 1/1/08 @ 101) (c)	75,000	76,310
Series A, 5% 7/1/28 (Pre-Refunded to 1/1/08 @ 101) (c)	115,000	117,008
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series AA, 5.25% 7/1/16 (Pre-Refunded to 7/1/07 @ 101.5) (c)	40,000	40,644
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,000,000	1,043,830
Puerto Rico Muni. Fin. Agcy. Series 1999 A, 5.5% 8/1/07 (FSA Insured)	65,000	65,181
Univ. of Puerto Rico Series Q, 5% 6/1/09	500,000	509,465
		5,362,021
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth. Rev.:
4% 10/1/09 (FGIC Insured)	$ 350,000	$ 352,534
4% 10/1/10 (FGIC Insured)	580,000	584,826
		937,360
TOTAL MUNICIPAL BONDS (Cost $103,976,714)		103,732,772
Municipal Notes - 5.9%

California - 5.9%
California Gen. Oblig. Participating VRDN:
Series Putters 1460, 3.86% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,465,000	4,464,974
Series Putters 1467, 3.86% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,995,000	1,995,000
TOTAL MUNICIPAL NOTES (Cost $6,459,993)		6,459,974
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $110,436,707)		110,192,746
NET OTHER ASSETS - (1.2)%		(1,354,032)
NET ASSETS - 100%		$ 108,838,714
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $110,436,707. Net unrealized depreciation aggregated $243,961, of which $114,102 related to appreciated investment securities and $358,063 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 24, 2007